Note 15 - Finance Income and Finance Cost (Tables)	12 Months Ended
Dec. 31, 2020
Statement Line Items [Line Items]
Disclosure of the components of finance income (cost) [text block]
	2020	2019	2018

Finance income received - Bank	62	146	53

Finance cost - Term loan (note 29)	386	165	92
Finance cost - Capitalised to property, plant and equipment (note 17)	(53)	(165)	(92)
Unwinding of rehabilitation provision (note 28)	2	20	20
Finance cost - Leases (note 12)	15	17	–
Finance cost - Overdraft	17	307	253
	367	344	273